Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 17. LONG-TERM DEBT

At December 31,	2017 Weighted- average Coupon(1)	2017	2016
(millions, except percentages)
Dominion Energy Gas Holdings, LLC:
Unsecured Senior Notes:
2.5% and 2.8%, due 2019 and 2020	2.68%	$1,150	$1,150
2.875% to 4.8%, due 2023 to 2044(2)	3.90%	2,450	2,413
Dominion Energy Gas Holdings, LLC total principal		$3,600	$3,563
Unamortized discount and debt issuance costs		(30)	(35)
Dominion Energy Gas Holdings, LLC total long-term debt		$3,570	$3,528
Virginia Electric and Power Company:
Unsecured Senior Notes:
1.2% to 7.25%, due 2017 to 2022	3.92%	$1,950	$2,554
2.75% to 8.875%, due 2023 to 2047	4.53%	8,690	7,190
Tax-Exempt Financings(3):
Variable rates, due 2017 to 2027	1.27%	100	175
1.75% to 5.6%, due 2023 to 2041	2.25%	678	678
Virginia Electric and Power Company total principal		$11,418	$10,597
Securities due within one year	4.17%	(850)	(678)
Unamortized discount, premium and debt issuances costs, net		(72)	(67)
Virginia Electric and Power Company total long-term debt		$10,496	$9,852
Dominion Energy, Inc.:
Unsecured Senior Notes:
Variable rates, due 2019 and 2020	1.99%	$800	$—
1.25% to 6.4%, due 2017 to 2022	2.95%	5,800	5,750
2.85% to 7.0%, due 2024 to 2044	4.72%	5,049	4,649
Tax-Exempt Financing, variable rate, due 2041(4)		—	75
Unsecured Junior Subordinated Notes:
2.579% to 4.104%, due 2019 to 2021	3.08%	2,100	1,100
Payable to Affiliated Trust, 8.4% due 2031	8.40%	10	10
Enhanced Junior Subordinated Notes:
5.25% and 5.75%, due 2054 and 2076	5.48%	1,485	1,485
Variable rates, due 2066	4.15%	422	422
Remarketable Subordinated Notes, 1.5% and 2.0%, due 2020 to 2024	2.00%	1,400	2,400
Unsecured Debentures and Senior Notes(5):
6.8% and 6.875%, due 2026 and 2027	6.81%	89	89
Term Loan, variable rate, due 2017(6)		—	250
Unsecured Senior and Medium-Term Notes(6):
5.31% to 6.85%, due 2017 and 2018	5.72%	120	135
2.98% to 7.20%, due 2024 to 2051	4.37%	600	500
Term Loans, variable rates, due 2023 and 2024(7)	3.74%	638	405
Tax-Exempt Financing, 1.55%, due 2033(8)	1.55%	27	27
Dominion Energy Midstream Partners, LP:
Term Loan, variable rate, due 2019	2.74%	300	300
Unsecured Senior and Medium-Term Notes, 5.83% and 6.48%, due 2018(9)	5.84%	255	255
Unsecured Senior Notes, 4.875%, due 2041(9)	4.88%	180	180
Dominion Energy Gas Holdings, LLC total principal (from above)		3,600	3,563
Virginia Electric and Power Company total principal (from above)		11,418	10,597
Dominion Energy, Inc. total principal		$34,293	$32,192
Fair value hedge valuation(10)		(22)	(1)
Securities due within one year(11) (12)	3.44%	(3,078)	(1,709)
Unamortized discount, premium and debt issuance costs, net		(245)	(251)
Dominion Energy, Inc. total long-term debt		$30,948	$30,231

(1)	Represents weighted-average coupon rates for debt outstanding as of December 31, 2017.
(2)	Amount includes foreign currency remeasurement adjustments.
(3)	These financings relate to certain pollution control equipment at Virginia Power’s generating facilities. As of December 31, 2017, certain variable rate tax-exempt financings are supported by a $100 million credit facility that terminates in April 2020. In February 2018, Virginia Power provided notice to redeem three series of variable rate tax-exempt financings with an aggregate outstanding principal of $100 million. The financings would otherwise mature in 2024, 2026 and 2027.
(4)	Represents variable rate Massachusetts Development Finance Agency Solid Waste Disposal Revenue Bonds due in 2041 repaid in August 2017.
(5)	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
(6)	Represents debt obligations of Dominion Energy Questar or Questar Gas. See Note 3 for more information.
(7)	Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco’s and Dominion Solar Projects III, Inc.’s interest in certain merchant solar facilities.
(8)	Represents debt obligations of a DGI subsidiary.
(9)	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.
(10)	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.
(11)	Excludes $250 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 which were repaid using proceeds from the January 2018 issuance, through private placement, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively.
(12)	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.

Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, the scheduled principal payments of long-term debt at December 31, 2017, were as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
(millions, except percentages)
Dominion Energy Gas	$—	$450	$700	$—	$—	$2,450	$3,600
Weighted-average Coupon		2.50%	2.80%			3.90%
Virginia Power
Unsecured Senior Notes	$850	$350	$—	$—	$750	$8,690	$10,640
Tax-Exempt Financings	—	—	—	—	—	778	778
Total	$850	$350	$—	$—	$750	$9,468	$11,418
Weighted-average Coupon	4.17%	5.00%			3.15%	4.33%
Dominion Energy
Term Loans(1)	$36	$336	$35	$35	$34	$462	$938
Unsecured Senior Notes(2)	3,275	3,400	1,000	900	1,500	17,058	27,133
Tax-Exempt Financings	—	—	—	—	—	805	805
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts	—	—	—	—	—	10	10
Unsecured Junior Subordinated Notes	—	550	1,000	550	—	—	2,100
Enhanced Junior Subordinated Notes	—	—	—	—	—	1,907	1,907
Remarketable Subordinated Notes	—	—	—	700	—	700	1,400
Total	$3,311	$4,286	$2,035	$2,185	$1,534	$20,942	$34,293
Weighted-average Coupon	3.62%	2.89%	2.58%	3.12%	2.97%	4.38%

(1)	Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2017, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.
(2)	In February 2018, $250 million of Dominion Energy Questar Pipeline’s senior notes were repaid using proceeds from the January 2018 issuance, through private placements, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively. As a result, at December 31, 2017, $250 million was included in long-term debt in the Consolidated Balance Sheets.

The Companies short-term credit facilities and long-term debt agreements contain customary covenants and default provisions. As of December 31, 2017, there were no events of default under these covenants.

Enhanced Junior Subordinated Notes

In June 2006 and September 2006, Dominion Energy issued $300 million of June 2006 hybrids and $500 million of September 2006 hybrids, respectively. Beginning June 30, 2016, the June 2006 hybrids bear interest at three-month LIBOR plus 2.825%, reset quarterly. Previously, interest was fixed at 7.5% per year. The September 2006 hybrids bear interest at the three-month LIBOR plus 2.3%, reset quarterly.

In October 2014, Dominion Energy issued $685 million of October 2014 hybrids that will bear interest at 5.75% per year until October 1, 2024. Thereafter, they will bear interest at the three-month LIBOR plus 3.057%, reset quarterly.

Dominion Energy may defer interest payments on the hybrids on one or more occasions for up to 10 consecutive years. If the interest payments on the hybrids are deferred, Dominion Energy may not make distributions related to its capital stock, including dividends, redemptions, repurchases, liquidation payments or guarantee payments during the deferral period. Also, during the deferral period, Dominion Energy may not make any payments on or redeem or repurchase any debt securities that are equal in right of payment with, or subordinated to, the hybrids.

Dominion Energy executed RCCs in connection with its issuance of the June 2006 hybrids and the September 2006 hybrids. Under the terms of the RCCs, Dominion Energy covenants to and for the benefit of designated covered debtholders, as may be designated from time to time, that Dominion Energy shall not redeem, repurchase, or defease all or any part of the hybrids, and shall not cause its majority owned subsidiaries to purchase all or any part of the hybrids, on or before their applicable RCC termination date, unless, subject to certain limitations, during the 180 days prior to such activity, Dominion Energy has received a specified amount of proceeds as set forth in the RCCs from the sale of qualifying securities that have equity-like characteristics that are the same as, or more equity-like than the applicable characteristics of the hybrids at that time, as more fully described in the RCCs. In September 2011, Dominion Energy amended the RCCs of the June 2006 hybrids and September 2006 hybrids to expand the measurement period for consideration of proceeds from the sale of common stock issuances from 180 days to 365 days. The proceeds Dominion Energy receives from the replacement offering, adjusted by a predetermined factor, must equal or exceed the redemption or repurchase price.

In 2015, Dominion Energy purchased and cancelled $14 million and $3 million of the June 2006 hybrids and the September 2006 hybrids, respectively. In the first quarter of 2016, Dominion Energy purchased and cancelled $38 million and $4 million of the June 2006 hybrids and the September 2006 hybrids, respectively. In July 2016, Dominion Energy launched a tender offer to purchase up to $200 million in aggregate of additional June 2006 hybrids and September 2006 hybrids, which expired on August 1, 2016. In connection with the tender offer, Dominion Energy purchased and cancelled $125 million and $74 million of the June 2006 hybrids and the September 2006 hybrids, respectively. All purchases were conducted in compliance with the applicable RCC. Also in July 2016, Dominion Energy issued $800 million of 5.25% July 2016 hybrids. The proceeds were used for general corporate purposes, including to finance the tender offer. The July 2016 hybrids are listed on the NYSE under the symbol DRUA.

Remarketable Subordinated Notes

In June 2013, Dominion Energy issued $550 million of 2013 Series A 6.125% Equity Units and $550 million of 2013 Series B 6.0% Equity Units, initially in the form of Corporate Units. In July 2014, Dominion Energy issued $1.0 billion of 2014 Series A 6.375% Equity Units, initially in the form of Corporate Units. The Corporate Units were listed on the NYSE under the symbols DCUA, DCUB and DCUC respectively.

Each Corporate Unit consisted of a stock purchase contract and 1/20 interest in a RSN issued by Dominion Energy. The stock purchase contracts obligated the holders to purchase shares of Dominion Energy common stock at a future settlement date prior to the relevant RSN maturity date. The purchase price paid under the stock purchase contracts was $50 per Corporate Unit and the number of shares purchased was determined under a formula based upon the average closing price of Dominion Energy common stock near the settlement date. The RSNs were pledged as collateral to secure the purchase of common stock under the related stock purchase contracts.

In May 2017, Dominion Energy successfully remarketed the $1.0 billion 2014 Series A 1.50% RSNs due 2020 pursuant to the terms of the related 2014 Equity Units. In connection with the remarketing, the interest rate on the junior subordinated notes was reset to 2.579%, payable on a semi-annual basis and Dominion Energy ceased to have the ability to redeem the notes at its option or defer interest payments. In March 2016 and May 2016, Dominion Energy successfully remarketed the $550 million 2013 Series A 1.07% RSNs due 2021 and the $550 million 2013 Series B 1.18% RSNs due 2019, respectively, pursuant to the terms of the related 2013 Equity Units. In connection with the remarketings, the interest rate on the Series A and Series B junior subordinated notes was reset to 4.104% and 2.962%, respectively, payable on a semi-annual basis and Dominion Energy ceased to have the ability to redeem the notes at its option or defer interest payments. At December 31, 2017, the securities are included in junior subordinated notes in Dominion Energy’s Consolidated Balance Sheets. Dominion Energy did not receive any proceeds from the remarketings. Remarketing proceeds belonged to the investors holding the related equity units and were temporarily used to purchase a portfolio of treasury securities. Upon maturity of each portfolio, the proceeds were applied on behalf of investors on the related stock purchase contract settlement date to pay the purchase price to Dominion Energy for issuance of 12.5 million shares of its common stock in July 2017 and 8.5 million shares of its common stock in both April 2016 and July 2016. See Issuance of Common Stock below for a description of common stock issued by Dominion Energy under the stock purchase contracts.

In August 2016, Dominion Energy issued $1.4 billion of 2016 Series A 6.75% Equity Units, initially in the form of Corporate Units. The Corporate Units are listed on the NYSE under the symbol DCUD. The net proceeds from the 2016 Equity Units were used to finance the Dominion Energy Questar Combination. See Note 3 for more information.

Each 2016 Series A Corporate Unit consists of a stock purchase contract, a 1/40 interest in a 2016 Series A-1 RSN issued by Dominion Energy and a 1/40 interest in a 2016 Series A-2 RSN issued by Dominion Energy. The stock purchase contracts obligate the holders to purchase shares of Dominion Energy common stock at a future settlement date prior to the relevant RSN maturity date. The purchase price to be paid under the stock purchase contracts is $50 per Corporate Unit and the number of shares to be purchased will be determined under a formula based upon the average closing price of Dominion Energy common stock near the settlement date. The RSNs are pledged as collateral to secure the purchase of common stock under the related stock purchase contracts.

Dominion Energy makes quarterly interest payments on the RSNs and quarterly contract adjustment payments on the stock purchase contracts, at the rates described below. Dominion Energy may defer payments on the stock purchase contracts and the RSNs for one or more consecutive periods but generally not beyond the purchase contract settlement date. If payments are deferred, Dominion Energy may not make any cash distributions related to its capital stock, including dividends, redemptions, repurchases, liquidation payments or guarantee payments. Also, during the deferral period, Dominion Energy may not make any payments on or redeem or repurchase any debt securities that are equal in right of payment with, or subordinated to, the RSNs.

Dominion Energy has recorded the present value of the stock purchase contract payments as a liability offset by a charge to equity. Interest payments on the RSNs are recorded as interest expense and stock purchase contract payments are charged against the liability. Accretion of the stock purchase contract liability is recorded as imputed interest expense. In calculating diluted EPS, Dominion Energy applies the treasury stock method to the equity units.

Pursuant to the terms of the 2016 Equity Units, Dominion Energy expects to remarket both the 2016 Series A-1 and 2016 Series A-2 RSNs during the third quarter of 2019. Following a successful remarketing, the interest rate on the RSNs will be reset, interest will be payable on a semi-annual basis and Dominion Energy will cease to have the ability to redeem the RSNs at its option or defer interest payments. Proceeds of each remarketing will belong to the investors in the related equity units and will be held and applied on their behalf at the settlement date of the related stock purchase contracts to pay the purchase price to Dominion Energy for issuance of its common stock.

Under the terms of the stock purchase contracts, assuming no anti-dilution or other adjustments, Dominion Energy will issue between 15.0 million and 18.8 million shares in August 2019. A total of 23.1 million shares of Dominion Energy’s common stock has been reserved for issuance in connection with the stock purchase contracts.

Selected information about Dominion Energy’s equity units is presented below:

Issuance Date	Units Issued	Total Net Proceeds	Total Long-term Debt	RSN Annual Interest Rate		Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability(1)	Stock Purchase Settlement Date
(millions, except interest rates)
8/15/2016(2)	28	$1,374.8	$1,400.0	2.000	%(3)	4.750%	$190.6	8/15/2019

(1)	Payments of $101 million and $94 million were made in 2017 and 2016, respectively, including payments for the remarketed 2013 Series A and B notes and the remarketed 2014 Series A notes. The stock purchase contract liability was $111 million and $212 million at December 31, 2017 and 2016, respectively.
(2)	The maturity dates of the $700 million Series A-1 RSNs and $700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.
(3)	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.